Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Inventory Disclosure [Abstract]
Broadband related products	$ 1,621	10,059	0